Post-employment benefits (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Fair Value	R$ 23,754	R$ 21,933
Percentage of allocation	100.00%	100.00%
Fixed Income Securities 1 [Member]
IfrsStatementLineItems [Line Items]
Fair Value	R$ 22,363	R$ 20,684
Percentage of allocation	94.20%	94.40%
Fixed Income Securities 1 [Member] | Quoted In An Active Market [Member]
IfrsStatementLineItems [Line Items]
Fair Value	R$ 21,705	R$ 20,102
Percentage of allocation	91.40%	91.70%
Fixed Income Securities 1 [Member] | Nonquoted In An Active Market [Member]
IfrsStatementLineItems [Line Items]
Fair Value	R$ 658	R$ 582
Percentage of allocation	2.80%	2.70%
Variable Income Securities [Member]
IfrsStatementLineItems [Line Items]
Fair Value	R$ 640	R$ 515
Percentage of allocation	2.70%	2.30%
Variable Income Securities [Member] | Quoted In An Active Market [Member]
IfrsStatementLineItems [Line Items]
Fair Value	R$ 630	R$ 508
Percentage of allocation	2.70%	2.30%
Variable Income Securities [Member] | Nonquoted In An Active Market [Member]
IfrsStatementLineItems [Line Items]
Fair Value	R$ 10	R$ 7
Structured Investments [Member]
IfrsStatementLineItems [Line Items]
Fair Value	R$ 128	R$ 138
Percentage of allocation	0.50%	0.60%
Structured Investments [Member] | Nonquoted In An Active Market [Member]
IfrsStatementLineItems [Line Items]
Fair Value	R$ 128	R$ 138
Percentage of allocation	0.50%	0.60%
Real Estate 1 [Member]
IfrsStatementLineItems [Line Items]
Fair Value	R$ 544	R$ 527
Percentage of allocation	2.30%	2.40%
Loans To Participants [Member]
IfrsStatementLineItems [Line Items]
Fair Value	R$ 79	R$ 69
Percentage of allocation	0.30%	0.30%